CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (DEFICIT) ¥ in Thousands, $ in Thousands	Ordinary shares CNY (¥) shares	Ordinary shares USD ($) shares	Treasury stock CNY (¥)	Treasury stock USD ($)	Additional paid-in capital CNY (¥)	Additional paid-in capital USD ($)	Accumulated other comprehensive loss CNY (¥)	Accumulated other comprehensive loss USD ($)	Accumulated deficit CNY (¥)	Accumulated deficit USD ($)	Noncontrolling interests CNY (¥)	Noncontrolling interests USD ($)	Contingently redeemable noncontrolling Interest CNY (¥)	CNY (¥)	USD ($)
Balance at Dec. 31, 2022	¥ 105		¥ (7)		¥ 1,930,633		¥ (27,766)		¥ (3,766,931)		¥ 3,879,623			¥ 2,015,657
Balance, shares at Dec. 31, 2022 | shares	130,251,685	130,251,685
Net loss									(297,658)		(233,363)			(531,021)
Other comprehensive income							(37,653)							(37,653)
Disposal partial interest of a subsidiary					(18,110)						18,110
Capital injection from non-controlling shareholders					204,562						204,562			300,004
Balance at Dec. 31, 2023	¥ 105		(7)		2,007,965		(65,419)		(4,064,589)		3,868,932			1,746,987
Balance, shares at Dec. 31, 2023 | shares	130,251,685	130,251,685
Net loss									(308,243)		(343,832)			(652,075)
Other comprehensive income							(11,930)							(11,930)
Disposal partial interest of a subsidiary											(1,640)			(1,640)
Capital injection from initial public offering of Concord Healthcare Group Co., Ltd.					161,728						348,794			510,522
Capital injection from non-controlling shareholders											25,885			25,885
Balance at Dec. 31, 2024	¥ 105		(7)		2,169,693		(77,349)		(4,372,832)		3,898,139		¥ 0	1,617,749
Balance, shares at Dec. 31, 2024 | shares	130,251,685	130,251,685
Net loss									(92,811)		(286,609)			(379,420)	$ (54,256)
Other comprehensive income							1,784							1,784
Disposal partial interest of a subsidiary					115,411						(70,598)			44,813
Capital injection from initial public offering of Concord Healthcare Group Co., Ltd.					152,896						351,295			504,191
Capital injection from non-controlling shareholders											60,999			60,999
Balance at Dec. 31, 2025	¥ 105	$ 15	¥ (7)	$ (1)	¥ 2,438,000	$ 348,629	¥ (75,565)	$ (10,806)	¥ (4,465,643)	$ (638,578)	¥ 3,953,226	$ 565,304	¥ 0	¥ 1,850,116	$ 264,563
Balance, shares at Dec. 31, 2025 | shares	130,251,685	130,251,685